Risk management and financial instruments - Schedule of Revenue Concentration (Details) - Revenue - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Concentration Risk [Line Items]
Revenue percent	100.00%	100.00%	100.00%
Statoil
Concentration Risk [Line Items]
Revenue percent	44.00%	38.00%	57.00%
Shell
Concentration Risk [Line Items]
Revenue percent	0.00%	12.00%	14.00%
ExxonMobil
Concentration Risk [Line Items]
Revenue percent	25.00%	13.00%	12.00%
Conoco Phillips
Concentration Risk [Line Items]
Revenue percent	18.00%	8.00%	0.00%
KMNG
Concentration Risk [Line Items]
Revenue percent	0.00%	11.00%	0.00%
Total
Concentration Risk [Line Items]
Revenue percent	13.00%	12.00%	13.00%
Other
Concentration Risk [Line Items]
Revenue percent	0.00%	6.00%	4.00%